Significant Accounting Judgments and Estimation Uncertainties	12 Months Ended
Dec. 31, 2017
Significant Accounting Judgments and Estimation Uncertainties [abstract]
Significant Accounting Judgments and Estimation Uncertainties

Note 4 – Significant Accounting Judgments and Estimation Uncertainties

Critical accounting estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. These estimates are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. Significant areas requiring the Company to make estimates include revenue recognition and contract accounting, warranty provisions, goodwill impairment and going concern.

These estimates and judgments are further discussed below:

(i)	Revenue recognition and contract accounting

The Company uses the percentage-of-completion method of accounting for its long-term contracts, such as customer specific product development contracts. Use of the percentage-of-completion method requires the Company to estimate the services performed to date as a proportion of the total services to be performed. This estimate impacts both the amount of revenue recognized by the Company as well as the amount of deferred revenue. The determination of estimated costs for completing a fixed-price contract is based on estimates that can be affected by a variety of factors such as potential variances in scheduling and cost of materials along with the availability and cost of qualified labour and subcontractors, productivity, as well as possible claims from subcontractors.

The determination of expected revenue represents the contractually agreed revenue, including change orders.  A change order results from an official change to the scope of the work to be performed compared to the original contract that was signed.

The Company estimates costs separately for each customer specific product development contract.  The determination of estimates is based on the Company’s business practices, considering budgets as well as its historical experience.  Furthermore, management regularly reviews underlying estimates of product development contract profitability.  The long-term nature of certain product development contract arrangements commonly results in significant estimates related to scheduling and estimated costs.

(ii)	Warranty provision

As noted above, the Company typically provides a warranty for parts and/or labour for up to two years from the date of shipment or commissioning or based on certain operating specifications, such as hours of operation. In establishing the warranty provision, management considers historical field data, projected claims experience, results of internal testing and in certain circumstances, application, in determining the value of this provision.  Should these estimates prove to be incorrect, the Company may incur costs different from those provided for in the warranty provision. Management reviews warranty assumptions and makes adjustments to the provision at each reporting date based on the latest information available, including the expiry of contractual obligations.  Adjustments to the warranty provision are recorded in cost of sales.

(iii)	Goodwill impairment testing

The Company tests annually whether goodwill has suffered any impairment, in accordance with the accounting policy stated in note 3. The recoverable amount of the OnSite Generation cash-generating unit has been determined based on an estimation of fair value less cost to sell (“FVLCS”). In the absence of a binding sales agreement, FVLCS is estimated using an income approach by discounting future cash flows. The estimation of FVLCS requires the use of estimates which are explained in note 12.

Key estimates and assumptions, include management’s expectations of future revenue growth, operating costs and profit margins as well as discount rates for the CGU and incremental costs for disposing of the assets. Growth rates assumptions used are based on the Company’s historical growth, internal budget, expectations of future revenue growth as well as industry and expected market trends in the hydrogen refueling, Power-to-Gas and industrial hydrogen market sectors. The Company uses a discount rate to calculate the present value of estimated future cash flows, which represents its weighted average cost of capital (WACC), plus a premium to take into account specific industry, size and company specific risks of the CGU, as the case may be.  The income approach used by management is supplemented by a market based approach whereby the Company assesses the reasonableness of the resulting revenue multiples from the income approach valuation models based on available data from observable active market prices of broadly comparable businesses, data from recent transactions of similar assets within the same industry, when available and the Company’s stock price.

(iv)	Going concern

The assessment of events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern involves significant judgment. In making this determination management considers all relevant information. See note 32 for Liquidity risk disclosures. Management has determined that there is no going concern uncertainty at December 31, 2017.